Retailing Fund Investment Objectives and Goals - Class A and Class C [Member] - Retailing Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Retailing Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Retailing Fund (the “Fund”) seeks to provide capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers (“Retailing Companies”).